Acquisitions and disposals of subsidiaries	12 Months Ended
Dec. 31, 2020
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Acquisitions and disposals of subsidiaries
6.	Acquisitions and disposals of subsidiaries
The table below summarizes the impact of acquisitions and disposals on the statement of financial position and cash flows of AB InBev for the year ended 31 December 2020 and 31 December 2019:

Million US dollar	2020 Acquisitions	2019 Acquisitions	2020 Disposals	2019 Disposals
Non-current assets
Property, plant and equipment	149	44	—	(1)
Intangible assets	162	128	—	(29)
Investments in associates	(7)	(15)	—	—
Current assets
Inventories	33	43	—	(7)
Trade and other receivables	9	19	—	(1)
Cash and cash equivalents	5	40	—	—
Non-current liabilities
Interest-bearing loans and borrowings	(74)	(11)	—	—
Trade and other payables	(34)	(110)	—	—
Deferred tax liabilities	(6)	(33)	—	9
Current liabilities
Interest-bearing loans and borrowings	(4)	—	—	—
Trade and other payables	(59)	(65)	—	2

Net identifiable assets and liabilities	174	40	—	(27)
Non-controlling interest	—	(12)	—	2
Goodwill on acquisitions and goodwill disposed of	185	682	—	(22)
Loss/(gain) on disposal	—	—	—	(21)
Consideration to be (paid)/received	(14)	(275)	—	—
Net cash paid/(received) on prior years acquisitions/(disposals)	170	16	—	(65)

Consideration paid/(received)	515	451	—	(133)
Cash (acquired)/disposed of	(5)	(40)	—	—

Net cash outflow / (inflow)	510	411	—	(133)
Net cash outflow / (inflow) on continuing operations	510	385	—	(133)
Net cash outflow / (inflow) on discontinued operations	—	26	—	—
On 1 June 2020, AB InBev completed the divestiture of CUB to Asahi – see Note 22
Assets classified as held for sale, liabilities associated with assets held for sale and discontinued operations
.
On 30 September 2020, AB InBev completed the acquisition of the remaining 68.8% shares of Craft Brew Alliance for the net consideration of 0.2 billion US dollar and hence obtained 100% control over the acquiree.
The company undertook a series of additional acquisitions and disposals during 2020 and 2019, with no significant impact in the company’s consolidated financial statements.